The Hartford Capital Appreciation Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.68%	5.18%	8.09%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	5.25%	7.71%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.29%	7.20%	10.36%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	7.56%	10.13%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	8.70%	11.29%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.98%	8.02%	10.59%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.33%	8.36%	10.94%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	8.68%	11.27%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.76%	8.79%	11.38%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	8.68%	11.31%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.78%	8.80%	11.37%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of Class F has not been adjusted to reflect the operating expenses of Class F.